Concentration and Risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023	Jun. 30, 2025 USD ($)
Concentration and Risks [Line Items]
Short term investments (in Yuan Renminbi)	¥ 873,020	¥ 890,644
Cash and cash equivalents and short term investments percentage	83.87%	86.78%
Accounts receivables, percentage	21.20%
Related Party [Member]
Concentration and Risks [Line Items]
Gross accounts receivable (in Yuan Renminbi)	¥ 1,577	¥ 4,488		$ 220
Beijing Baichuan Insurance Brokerage Co., Ltd. [Member] | Related Party [Member] | Customer A [Member]
Concentration and Risks [Line Items]
Gross accounts receivable (in Yuan Renminbi)		¥ 4,488
Supplier One [Member] | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Concentration and Risks [Line Items]
Concentration risk, percentage	13.50%	10.10%